LEASES (Details Narrative) - USD ($)	Jul. 17, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Operating lease remaining lease terms		2 years
Operating lease weighted average remaining lease term		2 years
Operating lease weighted average discount rate		5.25%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance lease term	60 months
Finance lease interest rate	5.75%
Finance lease principal amount	$ 144,356